Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CONTINUING OPERATIONS
Revenues	$ 5,501	$ 5,297
Operating expenses	(4,131)	(3,706)
Depreciation	(110)	(113)
Other operating gains, net	29	48
Operating profit	780	1,034
Finance costs, net:
Net interest expense	(260)	(357)
Other finance income (costs)	13	(170)
Income before tax and equity method investments	533	507
Share of post-tax losses in equity method investments	(212)	(4)
Tax (expense) benefit	(141)	134
Earnings from continuing operations	180	637
Earnings from discontinued operations, net of tax	3,859	822
Net earnings	4,039	1,459
Earnings attributable to:
Common shareholders	3,949	1,395
Non-controlling interests	$ 90	$ 64
Basic and diluted earnings per share
From continuing operations	$ 0.27	$ 0.88
From discontinued operations	5.64	1.06
Basic and diluted earnings per share	$ 5.91	$ 1.94
Computer software [member]
CONTINUING OPERATIONS
Amortization	$ (400)	$ (357)
Other identifiable intangible assets [member]
CONTINUING OPERATIONS
Amortization	$ (109)	$ (135)